Prepaid Expenses	3 Months Ended
Mar. 31, 2023
Prepaid Expenses [Abstract]
Prepaid Expenses

4. Prepaid Expenses

Prepaid expenses consisted of the following:

	March 31, 2023	December 31, 2022
Prepaid material purchases	$3,268,126	$2,454,298
Prepaid insurance	1,760,203	2,392,978
Other prepayments	364,198	199,323
Total other current assets	$5,392,527	$5,046,599